VARIABLE UNIVERSAL LIFE
                         COLUMBUS LIFE INSURANCE COMPANY

                       Supplement dated September 25, 2000
                       to the Prospectus dated May 1, 2000


The first paragraph under the "SURRENDER CHARGES" section on page 5 of the prospectus is deleted and replaced with the following:

         "Full Surrender

         Applies during the first 14 years since your Policy Date or since the date of any increase in Specified Amount if you surrender your Policy, or if it terminates at the end of a Grace Period because no continuation provision applies and we did not receive sufficient premium to keep it in effect - an amount up to the full surrender charge shown in your most recent Policy Schedule and in Supplement D to this prospectus is deducted from Account Value at time of surrender (maximum of $44.90 per $1,000 decrease in Specified Amount). The surrender charge applicable to any given policy may be less than the maximum surrender charge described in Supplement D."


The Second paragraph under the "SURRENDER CHARGES" section on page 5 of the prospectus is deleted and replaced with the following:

         "Other Decrease in Specified Amount (Upon Your Request or as a Result of Partial Surrender or Withdrawal)

         Applies during the first 14 years since your Policy Date or since the date of any increase in Specified Amount if you request a decrease in Specified Amount, or the Specified Amount decreases as a result of partial surrender or withdrawal - a pro rata portion of an amount up to the full surrender charge shown in your most recent Policy Schedule and in Supplement D to this prospectus is deducted from Account Value at time of surrender or withdrawal (maximum of $44.90 per $1,000 decrease in Specified Amount), plus a $50 withdrawal fee for your second and each additional withdrawal in a Policy Year. The surrender charge applicable to any given policy may be less than the maximum surrender charge described in Supplement D."





The second row of the table under the "SUMMARY OF CHARGES" section on page 39 of the prospectus is deleted and replaced with the following:

------------------- --------------------- ------------------------------------------- -------------- -----------------
                       MORTALITY AND                  SURRENDER CHARGES                 TRANSFER     WITHDRAWAL FEES
                    EXPENSE RISK CHARGE                                                  CHARGES
------------------- --------------------- ------------------------------------------- -------------- -----------------
How Much Charged?   The maximum charge    This charge is based on a specific dollar   $10 per        $50 per
                    is 1.00% annually.    amount, which is applied to each $1,000     transfer.      withdrawal.
                    The current           decrease in the portion of the Specified
                    effective annual      Amount subject to the charge.  The charge
                    rate of the charge    decreases on a monthly basis after the
                    is 0.90%.             first 10 years in the applicable 14-year
                                          period. See your Policy Schedule for
                                          the maximum surrender charges
                                          applicable to your Policy. The
                                          surrender charge applicable to any
                                          given policy may be less than the
                                          maximum surrender charge described in
                                          the prospectus.


The first paragraph under the "CONFIRMATIONS AND STATEMENTS" section on page 51 of the prospectus is deleted and replaced with the following:

         "We will send you a confirmation of each premium payment, transfer, loan and partial withdrawal. Each year we will also send you a statement showing the value of your investments in the Sub-Accounts and the Fixed Account and listing all financial transactions made with respect to your Policy during that year."









The sixth paragraph under the "SUPPLEMENT A - POLICY ILLUSTRATION" section on page A-1 of the prospectus is deleted and replaced with the following:

         "The tables reflect deduction of all applicable Policy charges and deductions described in the Prospectus for the hypothetical Insured. The Net Cash Surrender Values illustrated in the tables also reflect deduction of the maximum applicable surrender charges. The surrender charge applicable to any given policy may be less than the maximum surrender charge described in the prospectus. The current Policy charges and deductions and the higher guaranteed maximum Policy charges and deductions Columbus Life may charge are reflected in separate tables on each of the following pages. The amounts shown are as of the end of each Policy Year."

The second paragraph under "NON-GUARANTEED ELEMENTS OF THE POLICY" section of the "COLUMBUS LIFE INSURANCE COMPANY - ILLUSTRATION #1" section on page A-4 of the prospectus is deleted and replaced with the following:

         "The cost of Insurance and the policy charges and surrender charges are guaranteed to be no higher than the maximums stated in the policy and prospectus. The current cost of insurance, current policy charges and current surrender charges are not guaranteed. The Account Value will depend on the allocation to and the performance of the various sub-accounts as well as the non-guaranteed elements of the policy. No minimum Account Value is guaranteed for amounts allocated to the sub-accounts."

The second paragraph under the "IMPORTANT NOTES" section of the "COLUMBUS LIFE INSURANCE COMPANY - ILLUSTRATION #1" section on page A-17 of the prospectus is deleted and replaced with the following:

         "The current per policy expense charge is $6.00 per month. The maximum per policy expense charge is $7.00 per month. The current premium expense charge is 4.75% for policy years 1-20 and 2.75% thereafter. The maximum premium expense charge is 5.50%. The premium tax charge will vary by state. On a current basis it will be equal to the state premium tax rate plus .55% for the federal DAC (Deferred Acquisition Cost) tax. The maximum tax charge is guaranteed to be no greater than 3.50%. The Account Values, Net Cash Surrender Values and Death Benefits shown in this illustration reflect the deduction of these charges. The Net Cash Surrender Values also reflect the deductions of the maximum of the applicable surrender charges. The surrender charge applicable to any given policy may be less than the maximum surrender charge described in the prospectus and in this illustration."

The second paragraph under "NON-GUARANTEED ELEMENTS OF THE POLICY" section of the "COLUMBUS LIFE INSURANCE COMPANY - ILLUSTRATION #1" section on page A-19 of the prospectus is deleted and replaced with the following:

         "The cost of Insurance and the policy charges and surrender charges are guaranteed to be no higher than the maximums stated in the policy and prospectus. The current cost of insurance, current policy charges and current surrender charges are not guaranteed. The Account Value will depend on the allocation to and the performance of the various sub-accounts as well as the non-guaranteed elements of the policy. No minimum Account Value is guaranteed for amounts allocated to the sub-accounts."

The second paragraph under the "IMPORTANT NOTES" section of the "COLUMBUS LIFE INSURANCE COMPANY - ILLUSTRATION #2" section on page A-29 of the prospectus is deleted and replaced with the following:

         "The current per policy expense charge is $6.00 per month. The maximum per policy expense charge is $7.00 per month. The current premium expense charge is 4.75% for policy years 1-20 and 2.75% thereafter. The maximum premium expense charge is 5.50%. The premium tax charge will vary by state. On a current basis it will be equal to the state premium tax rate plus .55% for the federal DAC (Deferred Acquisition Cost) tax. The maximum tax charge is guaranteed to be no greater than 3.50%. The Account Values, Net Cash Surrender Values and Death Benefits shown in this illustration reflect the deduction of these charges. The Net Cash Surrender Values also reflect the deductions of the maximum of the applicable surrender charges. The surrender charge applicable to any given policy may be less than the maximum surrender charge described in the prospectus and in this illustration."

The title and first paragraph under the "SUPPLEMENT D - TABLE OF SURRENDER CHARGES" section on page D-1 of the prospectus are deleted and replaced with the following:

         "SUPPLEMENT D - TABLE OF MAXIMUM SURRENDER CHARGES

         The Maximum Surrender Charges per $1,000 of decrease in Specified Amount (except for decreases caused by a change of death benefit options) for Policy Years 1-10 are listed in the table below. The surrender charge applicable to any given policy may be less than the maximum surrender charge described below. Surrender charges decrease linearly to zero between the end of year 10 and the end of year 14."